Identification and activities of the Company and Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2024
Identification And Activities Of The Company And Subsidiaries
Schedule of information about employees
As of December 31, 2024, and 2023, the workforce was as follows:

	As of December 31, 2024			As of December 31, 2023
Employees	SQM S.A.	Other subsidiaries	Total	SQM S.A.	Other subsidiaries	Total
Executives	25	167	192	33	137	170
Professionals	211	3,179	3,390	190	2,663	2,853
Technicians and operators	411	4,351	4,762	364	4,295	4,659
Total	647	7,697	8,344	587	7,095	7,682

	As of December 31, 2024			As of December 31, 2023
Place of work	SQM S.A.	Other subsidiaries	Total	SQM S.A.	Other subsidiaries	Total
In Chile	647	6,611	7,258	587	6,447	7,034
Outside Chile	—	1,086	1,086	—	648	648
Total	647	7,697	8,344	587	7,095	7,682

Schedule of shareholders stock and ownership percentage	The following
information is derived from our registry and reports managed by the DCV and informed to the CMF and the Chilean Stock Exchange:

Shareholders as of December 31, 2024	No. of Series A	% of Series A shares	No. of Series B	% of Series B shares	% of total shares
Inversiones TLC SpA	62,556,568	43.80%	—	—	21.90%
The Bank of New York Mellon, ADRs	—	—	42,599,351	29.83%	14.91%
Sociedad de Inversiones Pampa Calichera S.A.	41,885,389	29.33%	1,611,227	1.13%	15.23%
Potasios de Chile S.A.	18,179,147	12.73%	—	—	6.36%
Banco de Chile on behalf of State Street	—	—	11,210,700	7.85%	3.92%
AFP Habitat S.A.	614,872	0.43%	9,927,240	6.95%	3.69%
Global Mining Spa	8,798,539	6.16%	—	—	3.08%
Banco Santander on behalf of foreign investors	—	—	7,809,941	5.47%	2.73%
AFP Provida S.A.	—	—	8,160,173	5.71%	2.86%
AFP Cuprum S.A.	—	—	7,867,910	5.51%	2.75%
AFP Capital S.A.	—	—	7,924,281	5.55%	2.77%
Banco De Chile on Behalf of Non-Resident Third Parties	55,980	0.04%	4,965,585	3.48%	1.76%

Shareholders as of December 31, 2023	No. of Series A	% of Series A shares	No. of Series B	% of Series B shares	% of total shares
Inversiones TLC SpA	62,556,568	43.80%	—	—	21.90%
The Bank of New York Mellon, ADRs	—	—	46,174,681	32.33%	16.17%
Sociedad de Inversiones Pampa Calichera S.A.	42,640,389	29.86%	1,611,227	1.13%	15.49%
Potasios de Chile S.A.	18,179,147	12.73%	—	—	6.36%
Banco de Chile on behalf of State Street	—	—	11,744,230	8.22%	4.11%
AFP Habitat S.A.	603,789	0.42%	9,991,619	7.00%	3.71%
Global Mining Spa	8,798,539	6.16%	—	—	3.08%
Banco Santander on behalf of foreign investors	—	—	8,499,930	5.95%	2.98%
AFP Provida S.A.	—	—	8,299,626	5.81%	2.91%
AFP Cuprum S.A.	—	—	7,979,983	5.59%	2.79%
AFP Capital S.A.	—	—	7,525,912	5.27%	2.63%
Banco De Chile on behalf of Citi NA New York.	67,463	0.05%	6,339,986	4.44%	2.24%
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(1)As reported by DCV, which records the Company’s shareholders’ register as of December 31, 2024 and 2023 Inversiones TLC SpA, a subsidiary wholly owned by Tianqi Lithium Corporation, is the direct owner of 62,556,568 Series A shares of the Company equivalent to 21.90% of SQM’s shares. In addition, as reported by Tianqi Lithium Corporation, it owns 748,490 Series B shares as reported by Inversiones TLC SpA. Accordingly, as of December 31, 2024, and 2023, Tianqi Lithium Corporation owns 22.16% of SQM's shares through Series A shares and ADR of Series B shares.
(2)As of December 31, 2024, and 2023, Sociedad de Inversiones Pampa Calichera S.A. owned 46,600,458 Series A and B shares; 3,103,842 Series A shares held in custody by stockbrokers and as of December 31, 2023 the Sociedad de Inversiones Pampa Calichera S.A. owned 46,600,458 Series A and B shares with 2,348,842 Series A shares held in custody by stockbrokers.